SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating lease cost	$ 328	$ 246
Amortization of right-of-use assets	279	242
Interest on lease liabilities	50	36
Total lease cost	$ 657	$ 524